7. Related Party Transactions (March 2019 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Compensation for services				$ 102,162
Revenue from related parties	$ 3,000		$ 22,200	6,571
Vitashower Corp [Member]
Revenue from related parties	3,000	$ 7,375	22,200	6,571
Account receivable, Related Parties	2,000		39,625	564
President and CEO [Member]
Compensation for services	$ 30,000	$ 30,000	$ 120,000	$ 120,000